Carve-Out Statements of Changes in Parent's Net Investment (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement of Financial Position [Abstract]
Parent's net investment as of July 1, 2025	$ 889,910	$ 803,394	$ 803,394	$ 576,012
Net Loss	(451,322)	(398,845)	(1,223,839)	(1,939,727)
Stock based compensation	44,696	57,048	153,131	300,286
Net contribution from Parent	712,419	202,843	1,157,224	1,866,823
Parent's net investment as of September 30, 2025	$ 1,195,703	$ 664,440	$ 889,910	$ 803,394